Significant accounting policies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jan. 03, 2022	Dec. 31, 2021	May 07, 2021	Mar. 12, 2021	Dec. 31, 2020	May 28, 2019	Aug. 31, 2014
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 8.0		$ 6.6
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	2.2		0.9
$385 million facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	385.0
Revolving credit facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85.0	$ 85.0		$ 85.0	$ 85.0	$ 85.0	$ 85.0	$ 85.0
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Statutory Reserve on Paid Up Capital Percentage	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hegh LNG Colombia Holding Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 26.2		17.7
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 28.0		$ 18.0